Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Payments for drydock and special survey costs	$ (9,497)	$ (6,486)	$ (10,017)
Amortization of deferred financing costs	928	677	776
Amortization of deferred drydock and special survey costs	7,280	5,838	3,392
Foreign currency exchange gains/(losses) recognized	$ 219	1,494	414
Property, Plant and Equipment [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Total Non-current Assets and Total Assets		(8,750)
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Senior Long-term Notes, net and Total Non-current Liabilities		(8,750)
Barges, Pushboats, Other Vessels, Port terminals and Other fixed assets depreciation method	straight-line method
Capitalized interest costs	$ 2,261	1,176	$ 1,827
Accumulated amortization of deferred drydock and special survey costs	$ 19,294	$ 12,014
Amortization method of intangible assets	straight-line method
ARGENTINA
Property, Plant and Equipment [Line Items]
Average tax rates used to calculate the turnover tax	5.00%	5.00%	4.90%
Turnover taxes	$ 2,942	$ 3,865	$ 3,265
Minimum presumed income tax
Property, Plant and Equipment [Line Items]
Effective tax rate used to calculate the minimum presumed income tax (MPIT)	1.00%
Other current assets	$ 439	$ 701
Drydocking and special survey costs for Ocean-going Vessels
Property, Plant and Equipment [Line Items]
Useful life	5
Drydocking and special survey costs for Pushboats and Barges
Property, Plant and Equipment [Line Items]
Useful life	7
Barges, Pushboats and Other Vessels
Property, Plant and Equipment [Line Items]
Useful life	between 15 and 45 years